35 Expenses by nature and function	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Expenses by nature and function
35	Expenses by nature and function

	2019	2018	2017
		Restated
Classification by nature:
Raw materials other inputs	(37,380,310)	(38,889,949)	(29,364,996)
Personnel expenses	(3,004,762)	(2,412,118)	(2,173,640)
Outsourced services	(3,242,373)	(2,306,048)	(2,120,001)
Depreciation, amortization and depletion	(3,632,265)	(2,990,577)	(2,928,855)
Freights	(2,204,453)	(2,275,375)	(2,058,574)
Costs of idle industrial plants	(309,742)	(138,242)	(67,593)
Provision - geological event in Alagoas	(3,383,067)
PIS and COFINS credits - exclusion of ICMS from the calculation basis	1,904,206
Leniency agreement			(375,476)
Other general and administrative expenses	(927,294)	(706,451)	(1,004,489)
Total	(52,180,060)	(49,718,760)	(40,093,624)

Classification by function:
Cost of products sold	(45,879,118)	(46,576,657)	(36,177,408)
Selling and distribution	(1,783,455)	(1,689,179)	(1,446,153)
(Loss) reversals for impairment of trade accounts receivable	(7,069)	87,008	(13,455)
General and administrative	(2,224,180)	(1,793,185)	(1,434,272)
Research and development	(247,730)	(219,256)	(167,456)
Other income	2,408,434	1,027,222	314,934
Other expenses	(4,446,942)	(554,713)	(1,169,814)
Total	(52,180,060)	(49,718,760)	(40,093,624)